GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending April 30, 2002 includes the following previously filed annual reports for the following underlying fund of the above-referenced Registrant, which are incorporated herein by reference:



Franklin Small-Mid Cap Growth Fund
File No. 811-06243
Form N-30D
Filed via EDGAR and accepted on July 5, 2002
Accession No. 0000872625-02-000031